UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06502

Name of Fund: BlackRock MuniYield Investment Fund (MYF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock
MuniYield Investment Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2011

Date of reporting period: 04/30/2011

Item 1 – Schedule of Investments

BlackRock MuniYield Investment Fund (MYF)
Schedule of Investments April 30, 2011 (Unaudited)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Alaska — 0.6%
Alaska Municipal Bond Bank Authority,
RB, Series 1, 5.38%, 9/01/33	$ 1,000	$ 1,033,740
Arizona — 0.7%
Pima County IDA, Refunding IDRB,
Tucson Electric Power, 5.75%,
9/01/29	1,230	1,226,298
California — 19.9%
California Educational Facilities
Authority, RB, University of Southern
California, Series A, 5.25%, 10/01/38	2,740	2,812,665
California Health Facilities Financing
Authority, Refunding RB:
Catholic Healthcare West, Series A,
6.00%, 7/01/39	710	714,025
St. Joseph Health System, Series A,
5.75%, 7/01/39	2,600	2,431,728
Sutter Health, Series B, 6.00%,
8/15/42	1,645	1,668,211
California State Public Works Board, RB:
Department of General Services,
Buildings 8 & 9, Series A, 6.25%,
4/01/34	4,525	4,623,826
Various Capital Projects,
Sub-Series I-1, 6.38%, 11/01/34	1,265	1,306,859
Grossmont Union High School District,
GO, Election of 2008, Series B,
4.75%, 8/01/45	4,925	4,223,483
Los Angeles Department of Airports,
Refunding RB, Senior, Los Angeles
International Airport, Series A, 5.00%,
5/15/35	5,420	5,279,297
Los Angeles Department of Water &
Power, RB, Power System,
Sub-Series A-1, 5.25%, 7/01/38	3,600	3,653,424
San Diego Regional Building Authority
California, RB, County Operations
Center & Annex, Series A, 5.38%,
2/01/36	3,310	3,319,069
San Francisco City & County Airports
Commission, Refunding RB, Second
Series A-3, Mandatory Put Bonds,
AMT, 6.75%, 5/01/19 (a)	2,500	2,500,775
State of California, GO, Various Purpose,
6.00%, 3/01/33	2,535	2,708,521
		35,241,883

	Par
Municipal Bonds	(000)	Value
Colorado — 2.3%
City & County of Denver Colorado,
Refunding RB, Series A, 5.25%,
11/15/36	$ 4,050	$ 4,032,949
Delaware — 1.3%
County of Sussex Delaware, RB, NRG
Energy, Inc., Indian River Project,
6.00%, 10/01/40	2,440	2,380,635
District of Columbia — 1.2%
District of Columbia Water & Sewer
Authority, RB, Series A, 5.25%,
10/01/29	2,000	2,114,360
Florida — 9.7%
City of Jacksonville Florida, RB, Series B
(NPFGC), 5.13%, 10/01/32	1,500	1,474,095
County of Miami-Dade Florida, RB,
Miami International Airport, Series A,
AMT (NPFGC), 6.00%, 10/01/29	3,275	3,309,584
County of Osceola Florida, RB, Series A
(NPFGC), 5.50%, 10/01/27	1,510	1,524,919
Hillsborough County IDA, RB, AMT,
National Gypsum Co.:
Series A, 7.13%, 4/01/30	2,500	2,188,775
Series B, 7.13%, 4/01/30	3,750	3,283,162
Manatee County Housing Finance
Authority, RB, Series A, AMT (Ginnie
Mae), 5.90%, 9/01/40	775	822,903
Santa Rosa County School Board, COP,
Refunding, Series 2 (NPFGC), 5.25%,
2/01/26	1,015	1,023,404
South Lake County Hospital District, RB,
South Lake Hospital Inc., 6.38%,
10/01/34	1,150	1,132,750
Village Center Community Development
District, RB, Series A (NPFGC):
5.38%, 11/01/34	1,995	1,643,581
5.13%, 11/01/36	1,000	783,380
		17,186,553
Georgia — 4.1%
County of Fulton Georgia, RB (NPFGC),
5.25%, 1/01/35	1,000	1,006,690

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
AGC	Assured Guaranty Corp.	HFA	Housing Finance Agency
AGM	Assured Guaranty Municipal Corp.	HRB	Housing Revenue Bonds
AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
COP	Certificates of Participation	IDRB	Industrial Development Revenue Bonds
EDA	Economic Development Authority	ISD	Independent School District
ERB	Education Revenue Bonds	NPFGC	National Public Finance Guarantee Corp.
GO	General Obligation Bonds	RB	Revenue Bonds
		S/F	Single-Family

BLACKROCK MUNIYIELD INVESTMENT FUND	APRIL 30, 2011	1

BlackRock MuniYield Investment Fund (MYF)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Georgia (concluded)
Municipal Electric Authority of Georgia,
Refunding RB, Project One,
Sub-Series D, 6.00%, 1/01/23	$ 5,600	$ 6,266,064
		7,272,754
Illinois — 10.2%
Chicago Park District, GO, Harbor
Facilities, Series C, 5.25%, 1/01/40	2,660	2,648,083
City of Chicago Illinois, Refunding RB,
General, Third Lien, Series C, 6.50%,
1/01/41 (b)	1,275	1,358,691
County of Cook Illinois, GO, Refunding,
Series A, 5.25%, 11/15/33	3,345	3,347,408
Illinois Finance Authority, Refunding RB:
Central DuPage Health, Series B,
5.38%, 11/01/39	1,200	1,119,816
Northwestern Memorial Hospital,
Series A, 6.00%, 8/15/39	4,160	4,305,059
OSF Healthcare System, Series A,
6.00%, 5/15/39	1,975	1,907,455
Railsplitter Tobacco Settlement
Authority, RB:
5.50%, 6/01/23	1,370	1,321,886
6.00%, 6/01/28	390	375,079
State of Illinois, RB, Build Illinois,
Series B, 5.25%, 6/15/34	1,700	1,644,648
		18,028,125
Indiana — 4.0%
Indiana Finance Authority, Refunding
RB, Trinity Health, Series B, 4.50%,
12/01/37	3,000	2,422,560
Indiana Municipal Power Agency, RB,
Series B, 6.00%, 1/01/39	4,525	4,639,030
		7,061,590
Kansas — 1.9%
Kansas Development Finance Authority,
Refunding RB, Adventist Health,
5.50%, 11/15/29	3,250	3,373,240
Kentucky — 4.2%
Kentucky Economic Development
Finance Authority, Refunding RB,
Owensboro Medical Health System,
Series A, 6.38%, 6/01/40	1,300	1,233,414
Louisville & Jefferson County
Metropolitan Government Parking
Authority, RB, Series A, 5.75%,
12/01/34	3,200	3,374,912
Louisville/Jefferson County Metropolitan
Government, Refunding RB, Jewish
Hospital & St. Mary's HealthCare,
6.13%, 2/01/37	2,955	2,892,856
		7,501,182
Louisiana — 0.8%
Louisiana Local Government
Environmental Facilities & Community
Development Authority, RB, Westlake
Chemical Corp., Series A-1, 6.50%,
11/01/35	1,420	1,425,481

	Par
Municipal Bonds	(000)	Value
Massachusetts — 3.9%
Massachusetts HFA, HRB, Series B,
AMT, 5.50%, 6/01/41	$ 2,535	$ 2,359,274
Massachusetts HFA, Refunding HRB,
Series F, AMT, 5.70%, 6/01/40	2,090	2,018,020
Massachusetts HFA, Refunding RB,
Series C, AMT, 5.35%, 12/01/42	1,630	1,489,168
Massachusetts State College Building
Authority, RB, Series A, 5.50%,
5/01/39	1,000	1,034,650
		6,901,112
Michigan — 4.1%
Kalamazoo Hospital Finance Authority,
Refunding RB, Bronson Methodist
Hospital, 5.50%, 5/15/36	3,945	3,754,614
Michigan State Building Authority,
Refunding RB, Facilities Program,
Series I, 6.00%, 10/15/38	1,250	1,300,188
Royal Oak Hospital Finance Authority
Michigan, Refunding RB, William
Beaumont Hospital, 8.25%, 9/01/39	1,970	2,233,527
		7,288,329
Nebraska — 0.3%
Lancaster County Hospital Authority No.
1, RB, Immanuel Obligation Group,
5.63%, 1/01/40	625	610,600
Nevada — 8.0%
City of Las Vegas Nevada, GO, Limited
Tax, Performing Arts Center, 6.00%,
4/01/34	2,850	3,026,757
County of Clark Nevada, GO, Refunding,
Transportation, Series A, 5.00%,
12/01/29	3,600	3,667,788
County of Clark Nevada, RB:
Motor Vehicle Fuel Tax, 5.00%,
7/01/28	1,300	1,317,316
Series B, 5.75%, 7/01/42	6,055	6,107,921
		14,119,782
New Jersey — 2.8%
New Jersey EDA, Refunding RB, New
Jersey American Water Co., Inc.
Project, Series A, AMT, 5.70%,
10/01/39	2,250	2,224,913
New Jersey Transportation Trust Fund
Authority, RB, Transportation System,
Series A, 5.88%, 12/15/38	2,670	2,783,822
		5,008,735
New York — 4.4%
City of Troy New York, Refunding RB,
Rensselaer Polytechnic, Series A,
5.13%, 9/01/40	115	110,035
New York City Municipal Water Finance
Authority, RB, Second General
Resolution, Series EE, 5.38%,
6/15/43	760	783,864
New York City Transitional Finance
Authority, RB, Fiscal 2009, Series S-3,
5.25%, 1/15/39	2,500	2,526,625

2 BLACKROCK MUNIYIELD INVESTMENT FUND	APRIL 30, 2011

BlackRock MuniYield Investment Fund (MYF)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (concluded)
New York Liberty Development Corp.,
Refunding RB, Second Priority, Bank
of America Tower at One Bryant Park
Project, 6.38%, 7/15/49	$ 1,200	$ 1,201,128
Triborough Bridge & Tunnel Authority,
RB, General, Series A-2, 5.38%,
11/15/38	3,030	3,102,508
		7,724,160
North Carolina — 2.5%
North Carolina Medical Care
Commission, RB, Novant Health
Obligation, Series A, 4.75%,
11/01/43	5,420	4,384,130
Pennsylvania — 3.4%
Pennsylvania Economic Development
Financing Authority, RB, American
Water Co. Project, 6.20%, 4/01/39	1,075	1,122,042
Pennsylvania Turnpike Commission, RB,
Sub-Series B, 5.25%, 6/01/39	5,150	4,931,176
		6,053,218
Puerto Rico — 0.6%
Puerto Rico Sales Tax Financing Corp.,
RB, First Sub-Series A, 6.00%,
8/01/42	1,000	998,490
Texas — 7.4%
Conroe ISD Texas, GO, School Building,
Series A, 5.75%, 2/15/35	1,800	1,913,004
Harris County Health Facilities
Development Corp., Refunding RB,
Memorial Hermann Healthcare
System, Series B, 7.25%, 12/01/35	800	867,792
Lower Colorado River Authority, RB,
5.75%, 5/15/28	1,620	1,705,698
North Texas Tollway Authority, RB,
System, First Tier, Series K-1 (AGC),
5.75%, 1/01/38	1,000	1,011,030
Tarrant County Cultural Education
Facilities Finance Corp., RB, Scott &
White Healthcare, 6.00%, 8/15/45	3,795	3,864,904
Texas Private Activity Bond Surface
Transportation Corp., RB, Senior Lien,
NTE Mobility Partners LLC, North
Tarrant Express Managed Lanes
Project, 6.88%, 12/31/39	3,600	3,693,240
		13,055,668
Utah — 1.2%
City of Riverton Utah, RB, IHC Health
Services Inc., 5.00%, 8/15/41	2,370	2,195,995
Virginia — 1.1%
Virginia Public School Authority, RB,
School Financing, 6.50%, 12/01/35	1,700	1,875,100
Total Municipal Bonds – 100.6%		178,094,109

Municipal Bonds Transferred to Tender	Par
Option Bond Trusts (c)	(000)	Value
California — 22.0%
Bay Area Toll Authority, Refunding RB,
San Francisco Bay Area, Series F-1,
5.63%, 4/01/44	$ 2,680	$ 2,767,577
California Educational Facilities
Authority, RB, University of Southern
California, Series A, 5.25%, 10/01/39	4,200	4,308,780
Grossmont Union High School District,
GO, Election of 2008, Series B,
5.00%, 8/01/40	6,000	5,590,260
Los Angeles Community College District
California, GO, Election of 2008:
Series A, 6.00%, 8/01/33	7,697	8,308,389
Series C, 5.25%, 8/01/39	5,250	5,303,235
Los Angeles Unified School District
California, GO, Series I, 5.00%,
1/01/34	790	766,995
San Diego Public Facilities Financing
Authority, Refunding RB, Series B,
5.50%, 8/01/39	8,412	8,630,315
University of California, RB, Series O,
5.75%, 5/15/34	3,000	3,192,390
		38,867,941
Colorado — 1.2%
Colorado Health Facilities Authority,
Refunding RB, Catholic Healthcare,
Series A, 5.50%, 7/01/34	2,149	2,152,052
District of Columbia — 3.8%
District of Columbia, RB, Series A,
5.50%, 12/01/30	2,805	3,050,774
District of Columbia Water & Sewer
Authority, RB, Series A, 5.50%,
10/01/39	3,507	3,645,928
		6,696,702
Florida — 4.5%
City of Jacksonville Florida, RB, Better
Jacksonville (NPFGC), 5.00%,
10/01/27	2,700	2,727,459
Hillsborough County Aviation Authority,
RB, Series A, AMT (AGC), 5.50%,
10/01/38	3,869	3,659,553
Lee County Housing Finance Authority,
RB, Multi-County Program, Series A-2,
AMT (Ginnie Mae), 6.00%, 9/01/40	1,425	1,514,832
		7,901,844
Illinois — 4.3%
Illinois Finance Authority, RB, University
of Chicago, Series B, 6.25%, 7/01/38	5,300	5,869,644
Illinois State Toll Highway Authority, RB,
Series B, 5.50%, 1/01/33	1,750	1,769,016
		7,638,660
Nevada — 6.4%
Clark County Water Reclamation
District, GO:
Limited Tax, 6.00%, 7/01/38	5,000	5,404,150
Series B, 5.50%, 7/01/29	5,668	6,012,152
		11,416,302

BLACKROCK MUNIYIELD INVESTMENT FUND	APRIL 30, 2011	3

BlackRock MuniYield Investment Fund (MYF)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender	Par
Option Bond Trusts (c)	(000)	Value
New Hampshire — 1.3%
New Hampshire Health & Education
Facilities Authority, Refunding RB,
Dartmouth College, 5.25%, 6/01/39	$ 2,159	$ 2,236,529
New Jersey — 3.6%
New Jersey State Housing & Mortgage
Finance Agency, RB, S/F Housing,
Series CC, 5.25%, 10/01/29	2,291	2,306,765
New Jersey Transportation Trust Fund
Authority, RB, Transportation System,
Series A (AGM), 5.00%, 12/15/32	4,000	3,994,520
		6,301,285
New York — 4.7%
New York City Municipal Water Finance
Authority, RB, Series FF-2, 5.50%,
6/15/40	2,504	2,610,743
New York State Dormitory Authority,
ERB, Series B, 5.25%, 3/15/38	5,700	5,810,124
		8,420,867
Ohio — 1.6%
County of Allen Ohio, Refunding RB,
Catholic Healthcare, Series A, 5.25%,
6/01/38	3,120	2,793,149
South Carolina — 1.9%
South Carolina State Public Service
Authority, RB, Santee Cooper,
Series A, 5.50%, 1/01/38	3,240	3,396,622
Texas — 5.4%
City of San Antonio Texas, Refunding
RB, Series A, 5.25%, 2/01/31	3,989	4,206,947
Harris County Cultural Education
Facilities Finance Corp., RB, Hospital,
Texas Children's Hospital Project,
5.50%, 10/01/39	5,400	5,353,722
		9,560,669
Virginia — 1.0%
Fairfax County IDA Virginia, Refunding
RB, Health Care, Inova Health System,
Series A, 5.50%, 5/15/35	1,749	1,755,479
Wisconsin — 1.7%
Wisconsin Health & Educational
Facilities Authority, Refunding RB,
Froedtert & Community Health Inc.,
5.25%, 4/01/39	3,289	3,010,773
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 63.4%		112,148,874
Total Long-Term Investments
(Cost – $291,608,375) – 164.0%		290,242,983
Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund,
0.23% (d)(e)	5,125,662	5,125,662
Total Short-Term Securities
(Cost – $5,125,662) – 2.9%		5,125,662

Value
Total Investments
(Cost – $296,734,037*) – 166.9%	$ 295,368,645
Other Assets Less Liabilities – 1.5%	2,739,501
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (34.8)%	(61,675,333)
Preferred Shares, at Redemption Value – (33.6)%	(59,479,633)
Net Assets Applicable to Common Shares – 100.0%	$ 176,953,180
* The cost and unrealized appreciation (depreciation) of investments as of
April 30, 2011, as computed for federal income tax purposes, were as
Aggregate follows: cost	$ 235,851,966
Gross unrealized appreciation	$ 6,069,964
Gross unrealized depreciation	(8,187,272)
Net unrealized depreciation	$ (2,117,308)

(a) Variable rate security. Rate shown is as of report date.
(b) When-issued security. Unsettled when-issued transactions were as follows:

Unrealized
Counterparty	Value	Appreciation
Citigroup Global Markets, Inc.	$ 1,358,691	$ 13,719

(c) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates.
These securities serve as collateral in a financing transaction.
(d) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:

	Shares		Shares
	Held at		Held at
	July 31,	Net	April 30,
Affiliate	2010	Activity	2011	Income
FFI Institutional
Tax-Exempt
Fund	7,411,011	(2,285,349)	5,125,662	$ 4,511

(e) Represents the current yield as of report date.

4 BLACKROCK MUNIYIELD INVESTMENT FUND	APRIL 30, 2011

BlackRock MuniYield Investment Fund (MYF)
Scheduleof Investments (concluded)

•	Financial futures contracts sold as of April 30, 2011 were as follows:
					Notional	Unrealized
	Contracts	Issue	Exchange	Expiration	Value	Depreciation
	132	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2011	$ 15,643,812	$ (346,751)

•Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of April 30, 2011 in determining the fair valuation of the Fund's investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments[1]	— $290,242,983		— $ 290,242,983
Short-Term
Securities	$ 5,125,662	—	—	5,125,662
Total	$ 5,125,662 $290,242,983		— $ 295,368,645
[1]See above Schedule of Investments for values in each state or political subdivision.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$ (346,751)	—	—	$ (346,751)
[2]Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNIYIELD INVESTMENT FUND	APRIL 30, 2011	5

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
31940 Act3)) areeffective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Investment Fund

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
BlackRock MuniYield Investment Fund

Date: June 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Investment Fund

Date: June 24, 2011

By: /S/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Investment Fund

Date: June 24, 2011